CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 231,362,000	$ 372,088,000
Cryptocurrencies	2,175,000	6,187,000
Trade receivables	18,304,000	8,238,000
Amounts due from a related party	397,000	1,500,000
Mining machines	27,703,000	46,469,000
Prepayments and other assets	59,576,000	34,637,000
Financial assets at fair value through profit or loss	60,959,000	1,250,000
Restricted cash	11,494,000	10,310,000
Right-of-use assets	60,082,000	58,941,000
Property, plant and equipment	138,636,000	102,617,000
Investment properties	35,542,000
Intangible assets	322,000	115,000
Deferred tax assets	4,857,000	4,622,000
TOTAL ASSETS	651,409,000	646,974,000
LIABILITIES
Trade payables	15,768,000	17,740,000
Other payables and accruals	22,176,000	17,258,000
Amounts due to a related party	316,000	19,000
Income tax payables	657,000	10,454,000
Deferred revenue	182,297,000	213,449,000
Borrowings	29,805,000	29,460,000
Lease liabilities	70,425,000	62,968,000
Deferred tax liabilities	11,626,000	7,547,000
TOTAL LIABILITIES	333,070,000	358,895,000
NET ASSETS	318,339,000	288,079,000
EQUITY
Share capital	1,000	1,000
Retained earnings	6,803,000	67,169,000
Reserves	311,535,000	220,909,000
TOTAL EQUITY	$ 318,339,000	$ 288,079,000